Contractual commitments and contingencies - Contingencies (Details) - plaintiff	Mar. 27, 2023	Apr. 02, 2013
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Number of plaintiffs		152
Net smelter returns royalty	1.50%